GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Deficit	$ (326,589)	$ (308,099)	$ (199,959)	$ (160,860)	$ (85,582)
Net Current Liabilities	393,287	384,249		$ 245,683
Going Concern [Member]
Shareholders' Deficit	(326,589)	(308,099)
Net Current Liabilities	$ 345,304	$ 333,159